U.S. BANCORP FUND SERVICES
                          LLC 615 East Michigan Street,
                                    2nd Floor
                               Milwaukee, WI 53202




September 12, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         RE:      ALPINE EQUITY TRUST
                  1933 Act Registration File No. 33-25378
                  1940 Act Registration File No. 811-05684


Dear Sir or Madam:

     Please note that on September 5, 2003, a filing with accession number 0000894189-03-001362 was filed in error under Rule 497 using Alpine Equity Trust EDGAR CIK and CCC numbers. Please disregard--or preferably remove--that filing from Alpine Equity Trust's records as it pertains to Alpine Series Trust, a different investment company (i.e., Alpine Series Trust, File Nos. 811-10405 and 333-75786, CIK 0001142010) and should not have been filed on behalf of Alpine Equity Trust. We apologize for any confusion this may have caused.

     Thank you for your understanding and if you should have any questions concerning the foregoing, please contact the undersigned at (414) 765-5340.

                                                         Sincerely,

                                                         /s/ Rodney A. Dewalt

                                                         Rodney A. Dewalt